Leases Total Lease Cost (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 318
Variable lease cost	11
Short-term lease cost	75
Total lease cost	$ 404